OTHER TAXES PAYABLE - Schedule of Other Taxes Payable (Detail) - BRL (R$) R$ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Disclosure of other taxes [line items]
Other tax payable	R$ 893,087	R$ 836,960
Current	637,842	673,718
Non-Current	255,245	163,242
Tax debts installments [member]
Disclosure of other taxes [line items]
Other tax payable	254,302	217,348
ICMS [member]
Disclosure of other taxes [line items]
Other tax payable	227,563	190,474
COFINS [member]
Disclosure of other taxes [line items]
Other tax payable	152,066	177,720
PIS - Revenue tax [member]
Disclosure of other taxes [line items]
Other tax payable	24,054	27,073
Social Security Charges [Member]
Disclosure of other taxes [line items]
Other tax payable	50,975	87,214
IRRF [Member]
Disclosure of other taxes [line items]
Other tax payable	40,708	14,133
Other [member]
Disclosure of other taxes [line items]
Other tax payable	R$ 143,419	R$ 122,998